Note 16 - Leases: Schedule of Weighted Average Remaining Term And Discount Rate Relating To Operating Leases (Details)	Dec. 31, 2025	Dec. 31, 2024
Details
Operating leases	35 years 6 months	46 years 3 months 10 days
Operating leases	4.39%	4.39%